Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION

($ millions)	2021	2020
Cash paid (received) for
Interest	986	1,027
Income taxes	(13)	(26)

Change in working capital
Accounts receivable and other current assets	(88)	(84)
Prepaid expenses	(15)	(15)
Inventories	(56)	(36)
Regulatory assets - current portion	(99)	(49)
Accounts payable and other current liabilities	164	(100)
Regulatory liabilities - current portion	(50)	(150)
	(144)	(434)

Non-cash investing and financing activities
Accrued capital expenditures	432	400
Common share dividends reinvested	356	114
Contributions in aid of construction	13	13